Fair Value Disclosure for Non-financial Assets	12 Months Ended
Dec. 31, 2020
Fair Value Disclosure for Non-financial Assets
Fair Value Disclosure for Non-financial Assets

Note 28. Fair Value Disclosure for Non-financial Assets

The fair values of the Group’s financial instrument assets and liabilities which are measured at fair value on the consolidated statements of financial position are discussed in Note 27. The following tables present non-financial assets which are measured at or based on fair value in the consolidated statements of financial position, classified by level of the fair value hierarchy:

Assets measured at fair value on a recurring basis as at December 31, 2020:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$36,908

Assets measured at fair value on a recurring basis as at December 31, 2019:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$38,205

The fair values of investment property are measured using an income approach which includes the following inputs: land value, realized basic rents, operating costs, discount rates and damages and defects (level 3 fair value hierarchy). The valuation approach was consistent for both 2020 and 2019. Both the 2020 and 2019 valuations were performed by an independent external valuator who is an authorized expert for the valuation of developed and undeveloped land in Germany and holds recognized and relevant professional qualifications and has recent experience in the location and category of the investment property being valued.